AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 66.6%
Information Technology – 16.0%
Communications Equipment – 0.5%
Arista Networks, Inc.(a)	7,264	$562,815
Cisco Systems, Inc.	28,005	1,728,189
F5, Inc.(a)	405	107,839
Juniper Networks, Inc.	2,328	84,250
Motorola Solutions, Inc.	1,175	514,427
Nokia Oyj	34,236	180,314
Telefonaktiebolaget LM Ericsson - Class B	18,849	146,659

		3,324,493

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	8,516	558,565
CDW Corp./DE	937	150,164
Corning, Inc.	5,421	248,173
Halma PLC	2,576	86,429
Hexagon AB - Class B	14,089	150,608
Jabil, Inc.	770	104,774
Keyence Corp.	1,302	511,959
Keysight Technologies, Inc.(a)	1,216	182,120
Kyocera Corp.	8,695	98,210
Murata Manufacturing Co., Ltd.	11,327	174,718
Omron Corp.	1,173	33,122
Shimadzu Corp.	1,585	39,591
TDK Corp.	13,210	138,429
TE Connectivity PLC	2,098	296,489
Teledyne Technologies, Inc.(a)	328	163,249
Trimble, Inc.(a)	1,728	113,443
Yaskawa Electric Corp.	1,506	37,738
Yokogawa Electric Corp.	1,528	29,821
Zebra Technologies Corp. - Class A(a)	361	102,004

		3,219,606

IT Services – 0.7%
Accenture PLC - Class A	4,398	1,372,352
Akamai Technologies, Inc.(a)	1,056	85,008
Capgemini SE	1,046	157,170
Cognizant Technology Solutions Corp. - Class A	3,478	266,067
EPAM Systems, Inc.(a)	399	67,367
Fujitsu Ltd.	11,992	238,651
Gartner, Inc.(a)	540	226,660
GoDaddy, Inc. - Class A(a)	993	178,879
International Business Machines Corp.	6,502	1,616,787
NEC Corp.	8,215	174,985
Nomura Research Institute Ltd.	2,529	82,325
NTT Data Group Corp.	4,325	78,348
Obic Co., Ltd.	2,165	62,423
Otsuka Corp.	1,526	33,040
SCSK Corp.	1,046	25,865
TIS, Inc.	1,423	39,379
VeriSign, Inc.(a)	572	145,214
Wix.com Ltd.(a)	359	58,653

		4,909,173

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 5.4%
Advanced Micro Devices, Inc.(a)	11,394	$1,170,620
Advantest Corp.	5,228	233,046
Analog Devices, Inc.	3,488	703,425
Applied Materials, Inc.	5,715	829,361
ASM International NV	318	144,910
ASML Holding NV	2,675	1,770,243
BE Semiconductor Industries NV	551	57,583
Broadcom, Inc.	32,959	5,518,325
Disco Corp.	616	125,801
Enphase Energy, Inc.(a)	931	57,769
First Solar, Inc.(a)	753	95,202
Infineon Technologies AG	8,863	295,447
Intel Corp.(a)	30,447	691,451
KLA Corp.	934	634,933
Lam Research Corp.	9,026	656,190
Lasertec Corp.	536	46,069
Microchip Technology, Inc.	3,782	183,087
Micron Technology, Inc.	7,834	680,696
Monolithic Power Systems, Inc.	336	194,873
Nova Ltd.(a)	199	36,946
NVIDIA Corp.	172,204	18,663,470
NXP Semiconductors NV	1,787	339,637
ON Semiconductor Corp.(a)	2,963	120,565
QUALCOMM, Inc.	7,777	1,194,625
Renesas Electronics Corp.	11,470	153,843
SCREEN Holdings Co., Ltd.	544	35,491
Skyworks Solutions, Inc.	1,130	73,032
STMicroelectronics NV	4,594	100,735
Teradyne, Inc.	1,145	94,577
Texas Instruments, Inc.	6,401	1,150,260
Tokyo Electron Ltd.	2,999	411,260

		36,463,472

Software – 5.2%
Adobe, Inc.(a)	3,061	1,173,985
ANSYS, Inc.(a)	615	194,684
Autodesk, Inc.(a)	1,512	395,842
Cadence Design Systems, Inc.(a)	1,928	490,348
Check Point Software Technologies Ltd.(a)	597	136,068
Crowdstrike Holdings, Inc. - Class A(a)	1,732	610,669
CyberArk Software Ltd.(a)	318	107,484
Dassault Systemes SE	4,541	172,888
Fair Isaac Corp.(a)	172	317,195
Fortinet, Inc.(a)	4,473	430,571
Gen Digital, Inc.	3,813	101,197
Intuit, Inc.	1,968	1,208,332
Microsoft Corp.	52,272	19,622,386
Monday.com Ltd.(a)	254	61,763
Nemetschek SE	392	45,698
Nice Ltd.(a)	427	65,912
Oracle Corp.	11,407	1,594,813
Oracle Corp. Japan	257	27,045
Palantir Technologies, Inc. - Class A(a)	14,413	1,216,457
Palo Alto Networks, Inc.(a)	4,656	794,500

Company	Shares	U.S. $ Value

PTC, Inc.(a)	846	$131,088
Roper Technologies, Inc.	754	444,543
Sage Group PLC (The)	6,803	106,809
Salesforce, Inc.	6,729	1,805,794
SAP SE	7,091	1,900,031
ServiceNow, Inc.(a)	1,448	1,152,811
Synopsys, Inc.(a)	1,087	466,160
Temenos AG (REG)	383	29,737
Trend Micro, Inc./Japan	848	57,247
Tyler Technologies, Inc.(a)	301	174,998
WiseTech Global Ltd.	1,249	64,408
Workday, Inc. - Class A(a)	1,505	351,463
Xero Ltd.(a)	987	96,473

		35,549,399

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	105,629	23,463,370
Canon, Inc.(b)	6,350	198,013
Dell Technologies, Inc. - Class C	2,194	199,983
FUJIFILM Holdings Corp.	7,594	145,493
Hewlett Packard Enterprise Co.	9,310	143,653
HP, Inc.	6,594	182,588
Logitech International SA (REG)	1,032	87,447
NetApp, Inc.	1,430	125,611
Ricoh Co., Ltd.	3,572	37,785
Seagate Technology Holdings PLC	1,489	126,490
Seiko Epson Corp.	1,933	30,968
Super Micro Computer, Inc.(a)	3,541	121,244
Western Digital Corp.(a)	2,446	98,892

		24,961,537

		108,427,680

Financials – 11.3%
Banks – 3.9%
ABN AMRO Bank NV	3,110	65,532
AIB Group PLC	14,220	91,850
ANZ Group Holdings Ltd.	20,222	370,246
Banco Bilbao Vizcaya Argentaria SA(b)	39,130	534,029
Banco BPM SpA	8,742	88,959
Banco de Sabadell SA	36,917	103,650
Banco Santander SA	102,900	693,228
Bank Hapoalim BM	8,542	115,838
Bank Leumi Le-Israel BM	10,196	137,305
Bank of America Corp.	46,559	1,942,907
Bank of Ireland Group PLC	6,811	80,474
Banque Cantonale Vaudoise (REG)	204	22,292
Barclays PLC	99,634	374,627
BNP Paribas SA	6,910	577,533
BOC Hong Kong Holdings Ltd. - Class H(a)	25,272	102,324
BPER Banca SpA	6,753	53,009
CaixaBank SA	26,779	208,601
Chiba Bank Ltd. (The)	3,848	36,424
Citigroup, Inc.	13,199	936,997
Citizens Financial Group, Inc.	3,074	125,942
Commerzbank AG	6,431	147,173
Commonwealth Bank of Australia	11,365	1,080,741

Company	Shares	U.S. $ Value

Concordia Financial Group Ltd.	7,134	$47,363
Credit Agricole SA	7,222	131,491
Danske Bank A/S	4,680	153,183
DBS Group Holdings Ltd.	13,338	458,044
DNB Bank ASA	6,077	159,902
Erste Group Bank AG	2,089	144,498
Fifth Third Bancorp	4,710	184,632
FinecoBank Banca Fineco SpA	4,147	82,138
Hang Seng Bank Ltd. - Class H	5,068	69,020
HSBC Holdings PLC	121,381	1,376,032
Huntington Bancshares, Inc./OH	10,222	153,432
ING Groep NV	21,360	418,470
Intesa Sanpaolo SpA	102,747	529,524
Israel Discount Bank Ltd. - Class A	8,367	58,286
Japan Post Bank Co., Ltd.	9,787	99,373
JPMorgan Chase & Co.	19,661	4,822,843
KBC Group NV	1,558	142,002
KeyCorp	7,004	111,994
Lloyds Banking Group PLC	411,388	385,847
M&T Bank Corp.	1,167	208,601
Mediobanca Banca di Credito Finanziario SpA	3,393	63,645
Mitsubishi UFJ Financial Group, Inc.	77,835	1,061,188
Mizrahi Tefahot Bank Ltd.	1,053	47,357
Mizuho Financial Group, Inc.	16,349	448,677
National Australia Bank Ltd.	20,877	449,037
NatWest Group PLC	51,928	306,603
Nordea Bank Abp	21,392	273,613
Oversea-Chinese Banking Corp., Ltd.	22,668	290,514
PNC Financial Services Group, Inc. (The)	2,784	489,344
Regions Financial Corp.	6,392	138,898
Resona Holdings, Inc.	14,198	123,974
Skandinaviska Enskilda Banken AB	10,768	177,147
Societe Generale SA	4,888	220,517
Standard Chartered PLC	13,957	207,113
Sumitomo Mitsui Financial Group, Inc.	25,334	651,454
Sumitomo Mitsui Trust Group, Inc.	4,446	111,911
Svenska Handelsbanken AB - Class A(b)	9,897	111,851
Swedbank AB - Class A(b)	5,761	131,204
Truist Financial Corp.	9,253	380,761
UniCredit SpA	9,480	532,132
United Overseas Bank Ltd.	8,464	238,825
US Bancorp	10,969	463,111
Wells Fargo & Co.	23,126	1,660,216
Westpac Banking Corp.	23,300	464,310

		26,669,758

Capital Markets – 2.2%
3i Group PLC	6,606	310,618
Ameriprise Financial, Inc.	676	327,258
Amundi SA	418	32,748
ASX Ltd.	1,316	53,935
Bank of New York Mellon Corp. (The)	5,046	423,208
Blackrock, Inc.	1,024	969,196
Blackstone, Inc.	5,147	719,448
Cboe Global Markets, Inc.	736	166,549
Charles Schwab Corp. (The)	11,983	938,029
CME Group, Inc.	2,534	672,245
CVC Capital Partners PLC(c)	1,443	28,627
Daiwa Securities Group, Inc.	9,030	60,801

Company	Shares	U.S. $ Value

Deutsche Bank AG (REG)	12,560	$299,394
Deutsche Boerse AG	1,278	377,086
EQT AB(b)	2,527	77,056
Euronext NV(a)	531	77,065
FactSet Research Systems, Inc.	267	121,389
Franklin Resources, Inc.	2,180	41,965
Futu Holdings Ltd. (ADR)	375	38,381
Goldman Sachs Group, Inc. (The)	2,194	1,198,560
Hong Kong Exchanges & Clearing Ltd. - Class H	8,163	363,125
Intercontinental Exchange, Inc.	4,040	696,900
Invesco Ltd.	3,150	47,786
Japan Exchange Group, Inc.	6,742	69,381
Julius Baer Group Ltd.	1,398	96,904
KKR & Co., Inc.	4,747	548,801
London Stock Exchange Group PLC	3,247	482,268
Macquarie Group Ltd.	2,457	305,765
MarketAxess Holdings, Inc.	265	57,333
Moody’s Corp.	1,088	506,671
Morgan Stanley	8,701	1,015,146
MSCI, Inc.	546	308,763
Nasdaq, Inc.	2,910	220,753
Nomura Holdings, Inc.	20,419	125,820
Northern Trust Corp.	1,378	135,940
Partners Group Holding AG	154	219,173
Raymond James Financial, Inc.	1,297	180,166
S&P Global, Inc.	2,215	1,125,441
SBI Holdings, Inc.	1,819	49,118
Schroders PLC	5,448	24,666
Singapore Exchange Ltd.	5,739	56,816
State Street Corp.	2,028	181,567
T. Rowe Price Group, Inc.	1,565	143,777
UBS Group AG (REG)	22,335	686,010

		14,581,648

Consumer Finance – 0.3%
American Express Co.	3,903	1,050,102
Capital One Financial Corp.	2,680	480,524
Discover Financial Services	1,765	301,286
Synchrony Financial	2,733	144,685

		1,976,597

Financial Services – 2.7%
Adyen NV(a)	150	229,919
Apollo Global Management, Inc.	3,143	430,402
Berkshire Hathaway, Inc. - Class B(a)	12,888	6,863,891
Corpay, Inc.(a)	490	170,873
Edenred SE	1,642	53,359
Eurazeo SE	284	21,032
EXOR NV(d)	675	61,299
Fidelity National Information Services, Inc.	3,725	278,183
Fiserv, Inc.(a)	4,000	883,320
Global Payments, Inc.	1,741	170,479
Groupe Bruxelles Lambert NV	564	42,085
Industrivarden AB - Class A	809	29,724
Industrivarden AB - Class C	1,051	38,611
Infratil Ltd.	6,241	36,780
Investor AB - Class B	11,747	350,344
Jack Henry & Associates, Inc.	513	93,674

Company	Shares	U.S. $ Value

L E Lundbergforetagen AB - Class B	516	$25,855
M&G PLC	15,496	39,917
Mastercard, Inc. - Class A	5,726	3,138,535
Mitsubishi HC Capital, Inc.	6,001	40,665
Nexi SpA(b)	3,339	17,809
ORIX Corp.	7,826	163,398
PayPal Holdings, Inc.(a)	6,956	453,879
Sofina SA(a)	105	26,890
Visa, Inc. - Class A	12,118	4,246,874
Wise PLC - Class A(a)	4,522	55,507

		17,963,304

Insurance – 2.2%
Admiral Group PLC	1,767	65,238
Aegon Ltd.(a)	8,974	58,940
Aflac, Inc.	3,480	386,941
Ageas SA/NV(a)	1,021	61,202
AIA Group Ltd. - Class H	73,395	555,590
Allianz SE (REG)	2,623	1,003,847
Allstate Corp. (The)	1,863	385,771
American International Group, Inc.	4,172	362,714
Aon PLC - Class A	1,521	607,016
Arch Capital Group Ltd.	2,636	253,530
Arthur J Gallagher & Co.	1,789	617,634
ASR Nederland NV	1,076	61,857
Assurant, Inc.	361	75,720
Aviva PLC	18,170	130,953
AXA SA	12,030	513,991
Baloise Holding AG (REG)	280	58,765
Brown & Brown, Inc.	1,669	207,624
Chubb Ltd.	2,620	791,214
Cincinnati Financial Corp.	1,093	161,458
Dai-ichi Life Holdings, Inc.	24,632	188,078
Erie Indemnity Co. - Class A	175	73,334
Everest Group Ltd.	302	109,726
Generali	6,390	224,475
Gjensidige Forsikring ASA	1,357	31,188
Globe Life, Inc.	590	77,715
Hannover Rueck SE	409	121,905
Hartford Insurance Group, Inc. (The)	2,022	250,182
Helvetia Holding AG (REG)	252	52,268
Insurance Australia Group Ltd.	16,054	78,095
Japan Post Holdings Co., Ltd.	13,078	131,139
Japan Post Insurance Co., Ltd.	1,282	26,127
Legal & General Group PLC	39,989	126,111
Loews Corp.	1,242	114,152
Marsh & McLennan Cos., Inc.	3,453	842,636
Medibank Pvt. Ltd.	18,689	52,233
MetLife, Inc.	4,071	326,861
MS&AD Insurance Group Holdings, Inc.	8,712	189,467
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	908	573,602
NN Group NV	1,825	101,553
Phoenix Group Holdings PLC	4,765	35,372
Poste Italiane SpA	3,102	55,341
Principal Financial Group, Inc.	1,480	124,868
Progressive Corp. (The)	4,119	1,165,718
Prudential Financial, Inc.	2,489	277,971
Prudential PLC	17,979	194,012

Company	Shares	U.S. $ Value

QBE Insurance Group Ltd.	10,215	$141,142
Sampo Oyj - Class A	16,430	157,451
Sompo Holdings, Inc.	6,099	185,722
Suncorp Group Ltd.(a)	7,348	88,996
Swiss Life Holding AG (REG)	195	177,900
Swiss Re AG	2,047	348,356
T&D Holdings, Inc.	3,277	70,138
Talanx AG	438	46,067
Tokio Marine Holdings, Inc.	12,079	469,907
Travelers Cos., Inc. (The)	1,594	421,549
Tryg A/S	2,301	54,737
Unipol Assicurazioni SpA(a)	2,434	38,963
W R Berkley Corp.	2,111	150,219
Willis Towers Watson PLC	702	237,241
Zurich Insurance Group AG	994	693,820

		15,186,342

		76,377,649

Health Care – 7.6%
Biotechnology – 1.1%
AbbVie, Inc.	12,413	2,600,772
Amgen, Inc.	3,777	1,176,724
Argenx SE(a)	410	241,939
Biogen, Inc.(a)	1,029	140,809
CSL Ltd.	3,288	517,496
Genmab A/S(a)	427	83,188
Gilead Sciences, Inc.	8,763	981,894
Grifols SA(a) (b)	2,024	18,020
Incyte Corp.(a)	1,129	68,361
Moderna, Inc.(a)	2,381	67,501
Regeneron Pharmaceuticals, Inc.	740	469,330
Swedish Orphan Biovitrum AB(a) (b)	1,329	38,084
Vertex Pharmaceuticals, Inc.(a)	1,806	875,585
Zealand Pharma A/S(a)	434	32,591

		7,312,294

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	12,196	1,617,799
Alcon AG(a)	3,391	321,755
Align Technology, Inc.(a)	493	78,318
Baxter International, Inc.	3,590	122,886
Becton Dickinson & Co.	2,019	462,472
BioMerieux	281	34,734
Boston Scientific Corp.(a)	10,363	1,045,420
Cochlear Ltd.	444	73,175
Coloplast A/S - Class B	856	89,780
Cooper Cos., Inc. (The)(a)	1,403	118,343
Demant A/S(a)	600	20,164
Dexcom, Inc.(a)	2,747	187,593
DiaSorin SpA	152	15,095
Edwards Lifesciences Corp.(a)	4,147	300,575
EssilorLuxottica SA	2,020	582,100
Fisher & Paykel Healthcare Corp., Ltd.	3,978	75,918
GE HealthCare Technologies, Inc.	3,215	259,483

Company	Shares	U.S. $ Value

Hologic, Inc.(a)	1,578	$97,473
Hoya Corp.	2,349	265,104
IDEXX Laboratories, Inc.(a)	576	241,891
Insulet Corp.(a)	493	129,467
Intuitive Surgical, Inc.(a)	2,508	1,242,137
Koninklijke Philips NV(a)	5,421	138,008
Medtronic PLC	9,016	810,178
Olympus Corp.	7,584	99,280
ResMed, Inc.	1,033	231,237
Siemens Healthineers AG	1,914	103,261
Smith & Nephew PLC	5,638	79,285
Solventum Corp.(a)	972	73,911
Sonova Holding AG (REG)	344	100,441
STERIS PLC	691	156,615
Straumann Holding AG (REG)	757	91,645
Stryker Corp.	2,415	898,984
Sysmex Corp.	3,370	64,333
Terumo Corp.	9,081	170,868
Zimmer Biomet Holdings, Inc.	1,400	158,452

		10,558,180

Health Care Providers & Services – 1.2%
Amplifon SpA	845	17,154
Cardinal Health, Inc.	1,699	234,071
Cencora, Inc.	1,214	337,601
Centene Corp.(a)	3,487	211,696
Cigna Group (The)	1,925	633,325
CVS Health Corp.	8,865	600,604
DaVita, Inc.(a)	309	47,268
Elevance Health, Inc.	1,631	709,420
Fresenius Medical Care AG	1,394	69,365
Fresenius SE & Co. KGaA	2,866	122,360
HCA Healthcare, Inc.	1,257	434,356
Henry Schein, Inc.(a)	877	60,066
Humana, Inc.	848	224,381
Labcorp Holdings, Inc.	586	136,386
McKesson Corp.	881	592,904
Molina Healthcare, Inc.(a)	390	128,462
Quest Diagnostics, Inc.	780	131,976
Sonic Healthcare Ltd.	3,097	50,286
UnitedHealth Group, Inc.	6,471	3,389,186
Universal Health Services, Inc. - Class B	413	77,603

		8,208,470

Health Care Technology – 0.0%
M3, Inc.	2,954	33,745
Pro Medicus Ltd.	390	49,364

		83,109

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	2,006	234,662
Bio-Techne Corp.	1,112	65,197
Charles River Laboratories International, Inc.(a)	360	54,187
Danaher Corp.	4,500	922,500
Eurofins Scientific SE(a)	917	48,915
IQVIA Holdings, Inc.(a)	1,176	207,329

Company	Shares	U.S. $ Value

Lonza Group AG (REG)(a)	490	$302,707
Mettler-Toledo International, Inc.(a)	147	173,594
QIAGEN NV(a)	1,464	58,161
Revvity, Inc.	856	90,565
Sartorius AG (Preference Shares)	178	41,496
Sartorius Stedim Biotech	198	39,227
Thermo Fisher Scientific, Inc.	2,690	1,338,544
Waters Corp.(a)	418	154,062
West Pharmaceutical Services, Inc.	509	113,955

		3,845,101

Pharmaceuticals – 3.2%
Astellas Pharma, Inc.	12,314	119,871
AstraZeneca PLC	10,530	1,546,274
Bayer AG (REG)	6,666	159,797
Bristol-Myers Squibb Co.	14,269	870,266
Chugai Pharmaceutical Co., Ltd.	4,596	210,550
Daiichi Sankyo Co., Ltd.	11,882	282,956
Eisai Co., Ltd.	1,787	49,745
Eli Lilly & Co.	5,540	4,575,541
Galderma Group AG(a)	565	59,757
GSK PLC	28,144	537,837
Haleon PLC	58,365	294,755
Hikma Pharmaceuticals PLC	1,129	28,521
Ipsen SA(a)	256	29,486
Johnson & Johnson	16,929	2,807,505
Kyowa Kirin Co., Ltd.	1,626	23,734
Merck & Co., Inc.	17,787	1,596,561
Merck KGaA	877	120,684
Novartis AG (REG)	13,385	1,486,669
Novo Nordisk A/S - Class B	21,872	1,495,570
Ono Pharmaceutical Co., Ltd.	2,503	26,929
Orion Oyj - Class B(b)	735	43,657
Otsuka Holdings Co., Ltd.	3,000	156,330
Pfizer, Inc.	39,848	1,009,748
Recordati Industria Chimica e Farmaceutica SpA	781	44,258
Roche Holding AG (BR)	217	75,323
Roche Holding AG (Genusschein)	4,771	1,570,268
Sandoz Group AG	2,836	118,925
Sanofi SA	7,720	854,773
Shionogi & Co., Ltd.	5,161	77,904
Takeda Pharmaceutical Co., Ltd.	10,750	318,617
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	7,602	116,843
UCB SA	858	151,063
Viatris, Inc.	8,393	73,103
Zoetis, Inc.	3,149	518,483

		21,452,303

		51,459,457

Industrials – 7.2%
Aerospace & Defense – 1.5%
Airbus SE	4,035	710,505
Axon Enterprise, Inc.(a)	509	267,709
BAE Systems PLC	20,427	412,472
Boeing Co. (The)(a)	5,274	899,481

Company	Shares	U.S. $ Value

Dassault Aviation SA(a)	133	$43,854
Elbit Systems Ltd.	181	69,413
General Dynamics Corp.	1,784	486,283
General Electric Co.	7,547	1,510,532
Howmet Aerospace, Inc.	2,848	369,471
Huntington Ingalls Industries, Inc.	275	56,111
Kongsberg Gruppen ASA	597	87,529
L3Harris Technologies, Inc.	1,324	277,126
Leonardo SpA	2,746	133,727
Lockheed Martin Corp.	1,473	658,004
Melrose Industries PLC	8,726	53,864
MTU Aero Engines AG	365	126,827
Northrop Grumman Corp.	957	489,994
Rheinmetall AG	296	423,553
Rolls-Royce Holdings PLC	57,728	561,079
RTX Corp.	9,367	1,240,753
Saab AB - Class B	2,174	85,480
Safran SA	2,445	643,728
Singapore Technologies Engineering Ltd.	10,451	52,486
Textron, Inc.	1,284	92,769
Thales SA	629	167,202
TransDigm Group, Inc.	394	545,016

		10,464,968

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	835	85,504
Deutsche Post AG	6,515	279,710
DSV A/S	1,387	268,219
Expeditors International of Washington, Inc.	984	118,326
FedEx Corp.	1,558	379,809
InPost SA(a)	1,527	22,411
SG Holdings Co., Ltd.	2,143	21,372
United Parcel Service, Inc. - Class B	5,143	565,679

		1,741,030

Building Products – 0.4%
A O Smith Corp.	830	54,249
AGC, Inc.	1,310	39,880
Allegion PLC	611	79,711
Assa Abloy AB - Class B	6,802	204,205
Builders FirstSource, Inc.(a)	809	101,076
Carrier Global Corp.	5,678	359,985
Cie de Saint-Gobain SA	3,048	303,632
Daikin Industries Ltd.	1,766	191,644
Geberit AG (REG)	227	142,212
Johnson Controls International PLC	4,621	370,188
Kingspan Group PLC	1,049	84,736
Lennox International, Inc.	225	126,187
Masco Corp.	1,491	103,684
Nibe Industrier AB - Class B	10,284	39,115
Otis Worldwide Corp.	2,788	287,722
ROCKWOOL A/S - Class B	64	26,529
Trane Technologies PLC	1,577	531,323

		3,046,078

Commercial Services & Supplies – 0.4%
Brambles Ltd.	9,383	118,538
Cintas Corp.	2,412	495,738

Company	Shares	U.S. $ Value

Copart, Inc.(a)	6,165	$348,877
Dai Nippon Printing Co., Ltd.	2,598	36,989
Rentokil Initial PLC	17,130	77,738
Republic Services, Inc.	1,427	345,562
Rollins, Inc.	1,975	106,709
Secom Co., Ltd.	2,810	95,706
Securitas AB - Class B	3,338	47,236
TOPPAN Holdings, Inc.	1,600	43,740
Veralto Corp.	1,739	169,466
Waste Management, Inc.	2,568	594,518

		2,480,817

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	1,210	69,252
Bouygues SA	1,286	50,694
Eiffage SA	466	54,256
Ferrovial SE	3,218	143,934
Kajima Corp.	2,654	54,289
Obayashi Corp.	4,447	59,324
Quanta Services, Inc.	1,038	263,839
Skanska AB - Class B(b)	2,309	50,962
Taisei Corp.	1,113	49,541
Vinci SA	3,356	423,058

		1,219,149

Electrical Equipment – 0.7%
ABB Ltd. (REG)	10,740	554,162
AMETEK, Inc.	1,626	279,900
Eaton Corp. PLC	2,779	755,416
Emerson Electric Co.	3,965	434,723
Fuji Electric Co., Ltd.	899	38,432
Fujikura Ltd.	1,700	62,959
GE Vernova, Inc.	1,940	592,243
Generac Holdings, Inc.(a)	419	53,066
Hubbell, Inc.	377	124,753
Legrand SA	1,780	188,508
Mitsubishi Electric Corp.	12,932	238,495
NIDEC Corp.	5,688	95,458
Prysmian SpA	1,907	104,975
Rockwell Automation, Inc.	795	205,412
Schneider Electric SE	3,714	857,359
Siemens Energy AG(a)	4,339	257,224
Vestas Wind Systems A/S	6,853	94,808

		4,937,893

Ground Transportation – 0.5%
Central Japan Railway Co.	5,271	100,540
CSX Corp.	13,560	399,071
East Japan Railway Co.	6,175	121,713
Grab Holdings Ltd. - Class A(a)	15,646	70,876
Hankyu Hanshin Holdings, Inc.	1,532	41,222
JB Hunt Transport Services, Inc.	559	82,704
MTR Corp., Ltd. - Class H	10,418	34,131
Norfolk Southern Corp.	1,592	377,065
Old Dominion Freight Line, Inc.	1,321	218,559
Tokyo Metro Co., Ltd.	2,000	24,304
Tokyu Corp.	3,646	41,047
Uber Technologies, Inc.(a)	14,689	1,070,240

Company	Shares	U.S. $ Value

Union Pacific Corp.	4,249	$1,003,784
West Japan Railway Co.	3,040	59,303

		3,644,559

Industrial Conglomerates – 0.6%
3M Co.	3,817	560,565
CK Hutchison Holdings Ltd. - Class H	17,948	101,172
DCC PLC	672	44,911
Hikari Tsushin, Inc.	118	30,455
Hitachi Ltd.	31,439	738,169
Honeywell International, Inc.	4,572	968,121
Investment AB Latour - Class B	1,005	27,356
Jardine Matheson Holdings Ltd.	1,070	45,189
Keppel Ltd.(b)	9,750	49,734
Lifco AB - Class B(b)	1,582	56,120
Sekisui Chemical Co., Ltd.	2,529	43,134
Siemens AG (REG)	5,161	1,191,913
Smiths Group PLC	2,327	58,391
Swire Pacific Ltd. - Class H	2,777	24,482

		3,939,712

Machinery – 1.3%
Alfa Laval AB	1,964	84,207
Alstom SA(a)	2,349	52,032
Atlas Copco AB - Class A	18,229	291,180
Atlas Copco AB - Class B	10,591	148,932
Caterpillar, Inc.	3,361	1,108,458
Cummins, Inc.	967	303,096
Daifuku Co., Ltd.	2,161	53,121
Daimler Truck Holding AG	3,224	130,603
Deere & Co.	1,781	835,912
Dover Corp.	965	169,531
Epiroc AB - Class A(b)	4,472	90,041
Epiroc AB - Class B	2,646	46,605
FANUC Corp.	6,430	175,190
Fortive Corp.	2,399	175,559
GEA Group AG	1,053	64,011
Hoshizaki Corp.	727	28,141
IDEX Corp.	532	96,276
Illinois Tool Works, Inc.	1,878	465,763
Indutrade AB(b)	1,854	51,378
Ingersoll Rand, Inc.	2,833	226,725
Knorr-Bremse AG	492	44,774
Komatsu Ltd.	6,093	178,422
Kone Oyj - Class B	2,306	127,235
Kubota Corp.	6,595	81,497
Makita Corp.	1,593	52,782
Metso Oyj	4,219	43,744
MINEBEA MITSUMI, Inc.	2,430	35,518
Mitsubishi Heavy Industries Ltd.	21,755	373,611
Nordson Corp.	381	76,855
PACCAR, Inc.	3,687	359,003
Parker-Hannifin Corp.	905	550,104
Pentair PLC	1,162	101,652
Rational AG	35	29,160
Sandvik AB	7,235	152,163
Schindler Holding AG	276	86,502
Schindler Holding AG (REG)	159	48,185

Company	Shares	U.S. $ Value

SKF AB - Class B	2,315	$46,899
SMC Corp.	383	137,054
Snap-on, Inc.	368	124,020
Spirax Group PLC	500	40,307
Stanley Black & Decker, Inc.	1,084	83,338
Techtronic Industries Co., Ltd. - Class H	9,200	110,255
Toyota Industries Corp.	1,081	92,455
Trelleborg AB - Class B	1,446	53,779
VAT Group AG(c)	183	65,964
Volvo AB - Class B	10,780	316,267
Wartsila Oyj Abp	3,414	60,917
Westinghouse Air Brake Technologies Corp.	1,201	217,801
Xylem, Inc./NY	1,708	204,038
Yangzijiang Shipbuilding Holdings Ltd.(a)	18,000	31,590

		8,522,652

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	20	34,260
AP Moller - Maersk A/S - Class B	31	53,953
Kawasaki Kisen Kaisha Ltd.	2,531	34,402
Kuehne & Nagel International AG (REG)	328	75,745
Mitsui OSK Lines Ltd.	2,304	80,219
Nippon Yusen KK	2,986	98,682
SITC International Holdings Co., Ltd. - Class H	8,980	24,408

		401,669

Passenger Airlines – 0.1%
ANA Holdings, Inc.	1,069	19,732
Delta Air Lines, Inc.	4,512	196,723
Deutsche Lufthansa AG (REG)	4,071	29,662
Japan Airlines Co., Ltd.	965	16,530
Qantas Airways Ltd.	5,031	28,682
Singapore Airlines Ltd.(b)	9,966	50,204
Southwest Airlines Co.	4,167	139,928
United Airlines Holdings, Inc.(a)	2,312	159,644

		641,105

Professional Services – 0.6%
Automatic Data Processing, Inc.	2,861	874,121
Broadridge Financial Solutions, Inc.	823	199,545
Bureau Veritas SA	2,156	65,413
Computershare Ltd.	3,577	88,169
Dayforce, Inc.(a)	1,118	65,213
Equifax, Inc.	872	212,384
Experian PLC	6,242	289,225
Intertek Group PLC	1,095	71,202
Jacobs Solutions, Inc.	862	104,207
Leidos Holdings, Inc.	922	124,415
Paychex, Inc.	2,253	347,593
Paycom Software, Inc.	331	72,317
Randstad NV(b)	736	30,593
Recruit Holdings Co., Ltd.	9,540	494,279
RELX PLC	12,629	634,362
SGS SA (REG)	1,029	102,528
Teleperformance SE	366	36,802
Verisk Analytics, Inc.	993	295,537
Wolters Kluwer NV	1,619	252,072

		4,359,977

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.4%
AddTech AB - Class B	1,764	$51,663
AerCap Holdings NV	1,319	134,762
Ashtead Group PLC	2,960	160,038
Beijer Ref AB(b)	2,612	36,744
Brenntag SE	833	53,993
Bunzl PLC	2,244	86,319
Fastenal Co.	4,032	312,682
ITOCHU Corp.	8,057	374,030
Marubeni Corp.	9,538	153,007
Mitsubishi Corp.	23,181	409,255
Mitsui & Co., Ltd.	17,126	322,880
MonotaRO Co., Ltd.	1,678	31,346
Reece Ltd.(b)	1,534	15,220
Rexel SA	1,518	40,911
SGH Ltd.	1,381	43,351
Sumitomo Corp.	7,359	167,916
Toyota Tsusho Corp.	4,366	73,558
United Rentals, Inc.	459	287,655
WW Grainger, Inc.	312	308,203

		3,063,533

Transportation Infrastructure – 0.1%
Aena SME SA	509	119,414
Aeroports de Paris SA	235	23,924
Auckland International Airport Ltd.	11,414	52,944
Getlink SE	2,053	35,457
Transurban Group	21,064	177,415

		409,154

		48,872,296

Consumer Discretionary – 6.9%
Automobile Components – 0.1%
Aisin Corp.	3,549	38,765
Aptiv PLC(a)	1,613	95,974
Bridgestone Corp.	3,922	157,558
Cie Generale des Etablissements Michelin SCA	4,549	159,882
Continental AG	747	52,678
Denso Corp.	12,859	159,536
Sumitomo Electric Industries Ltd.	4,883	81,497

		745,890

Automobiles – 1.3%
Bayerische Motoren Werke AG	1,967	158,614
Bayerische Motoren Werke AG (Preference Shares)(a)	380	28,667
Dr. Ing hc F Porsche AG (Preference Shares)(c)	773	38,714
Ferrari NV	856	365,564
Ford Motor Co.	27,371	274,531
General Motors Co.	6,996	329,022
Honda Motor Co., Ltd.	30,444	275,505
Isuzu Motors Ltd.	3,821	51,956
Mercedes-Benz Group AG	4,901	289,510

Company	Shares	U.S. $ Value

Nissan Motor Co., Ltd.(a)	15,103	$38,734
Porsche Automobil Holding SE (Preference Shares)	1,039	39,127
Renault SA	1,305	66,107
Stellantis NV(b)	13,757	154,300
Subaru Corp.	3,937	70,508
Suzuki Motor Corp.	10,621	130,374
Tesla, Inc.(a)	19,677	5,099,491
Toyota Motor Corp.	64,330	1,137,181
Volkswagen AG (Preference Shares)	1,399	142,751
Yamaha Motor Co., Ltd.	6,226	49,847

		8,740,503

Broadline Retail – 2.2%
Amazon.com, Inc.(a)	66,322	12,618,424
Cie Financiere Richemont SA (REG) - Class A	3,651	637,340
eBay, Inc.	3,368	228,114
Global-e Online Ltd.(a)	680	24,242
Next PLC	797	114,828
Pan Pacific International Holdings Corp.	2,550	70,044
Prosus NV(a)	9,285	431,373
Rakuten Group, Inc.(a)	10,268	58,907
Wesfarmers Ltd.	7,701	349,117

		14,532,389

Distributors – 0.0%
D’ieteren Group	146	25,150
Genuine Parts Co.	978	116,519
LKQ Corp.	1,828	77,763
Pool Corp.	268	85,318

		304,750

Diversified Consumer Services – 0.0%
Pearson PLC	4,070	64,385

Hotels, Restaurants & Leisure – 1.3%
Accor SA	1,323	60,336
Airbnb, Inc. - Class A(a)	3,044	363,636
Amadeus IT Group SA	3,057	234,114
Aristocrat Leisure Ltd.	3,831	154,938
Booking Holdings, Inc.	233	1,073,410
Caesars Entertainment, Inc.(a)	1,494	37,350
Carnival Corp.(a)	7,367	143,878
Chipotle Mexican Grill, Inc.(a)	9,530	478,501
Compass Group PLC	11,521	381,072
Darden Restaurants, Inc.	824	171,194
Delivery Hero SE(a)	1,278	30,643
Domino’s Pizza, Inc.	243	111,646
DoorDash, Inc. - Class A(a)	2,385	435,907
Entain PLC	4,121	31,136
Evolution AB	1,078	80,321
Expedia Group, Inc.	867	145,743
FDJ United	691	21,743
Galaxy Entertainment Group Ltd. - Class H	14,639	57,209
Genting Singapore Ltd.	41,481	23,017
Hilton Worldwide Holdings, Inc.	1,692	385,015

Company	Shares	U.S. $ Value

InterContinental Hotels Group PLC	1,075	$115,745
Las Vegas Sands Corp.	2,416	93,330
Lottery Corp., Ltd. (The)	15,105	45,194
Marriott International, Inc./MD - Class A	1,609	383,264
McDonald’s Corp.	5,039	1,574,032
MGM Resorts International(a)	1,573	46,624
Norwegian Cruise Line Holdings Ltd.(a)	3,092	58,624
Oriental Land Co., Ltd./Japan	7,304	144,040
Royal Caribbean Cruises Ltd.	1,741	357,671
Sands China Ltd. - Class H(a)	16,654	33,409
Sodexo SA	600	38,538
Starbucks Corp.	7,987	783,445
Whitbread PLC	1,197	38,132
Wynn Resorts Ltd.	630	52,605
Yum! Brands, Inc.	1,962	308,740
Zensho Holdings Co., Ltd.	645	34,781

		8,528,983

Household Durables – 0.4%
Barratt Redrow PLC	9,355	51,460
D.R. Horton, Inc.	1,994	253,497
Garmin Ltd.	1,080	234,501
Lennar Corp. - Class A	1,642	188,469
Mohawk Industries, Inc.(a)	368	42,018
NVR, Inc.(a)	21	152,132
Panasonic Holdings Corp.	15,809	188,594
PulteGroup, Inc.	1,424	146,387
Sekisui House Ltd.	4,094	91,632
Sony Group Corp.	41,790	1,057,412

		2,406,102

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	4,076	136,739
Hasbro, Inc.	922	56,694
Shimano, Inc.	511	71,751

		265,184

Specialty Retail – 1.1%
AutoZone, Inc.(a)	118	449,908
Avolta AG(a)	596	26,107
Best Buy Co., Inc.	1,368	100,698
CarMax, Inc.(a)	1,081	84,232
Fast Retailing Co., Ltd.	1,278	380,449
H & M Hennes & Mauritz AB - Class B(b)	3,844	50,703
Home Depot, Inc. (The)	6,985	2,559,933
Industria de Diseno Textil SA	7,404	368,659
JD Sports Fashion PLC	17,585	15,549
Kingfisher PLC	12,303	40,526
Lowe’s Cos., Inc.	3,970	925,923
Nitori Holdings Co., Ltd.	536	52,442
O’Reilly Automotive, Inc.(a)	404	578,762
Ross Stores, Inc.	2,320	296,473
TJX Cos., Inc. (The)	7,905	962,829
Tractor Supply Co.	3,756	206,956
Ulta Beauty, Inc.(a)	326	119,492
Williams-Sonoma, Inc.	866	136,915

Company	Shares	U.S. $ Value

Zalando SE(a)	1,523	$52,826
ZOZO, Inc.	2,715	26,004

		7,435,386

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	1,160	273,598
Asics Corp.	4,375	92,783
Deckers Outdoor Corp.(a)	1,067	119,301
Hermes International SCA	215	565,691
Kering SA	505	105,060
Lululemon Athletica, Inc.(a)	788	223,051
LVMH Moet Hennessy Louis Vuitton SE	1,869	1,157,431
Moncler SpA	1,585	97,631
NIKE, Inc. - Class B	8,306	527,265
Pandora A/S	556	85,213
Puma SE	711	17,343
Ralph Lauren Corp.	280	61,807
Swatch Group AG (The)(b)	196	33,800
Tapestry, Inc.	1,456	102,517

		3,462,491

		46,486,063

Communication Services – 5.4%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	50,474	1,427,405
BT Group PLC(b)	43,929	94,226
Cellnex Telecom SA	3,595	127,798
Charter Communications, Inc. - Class A(a)	679	250,232
Comcast Corp. - Class A	26,520	978,588
Deutsche Telekom AG (REG)	23,705	875,188
Elisa Oyj	965	47,039
HKT Trust & HKT Ltd. - Class H	25,371	33,894
Infrastrutture Wireless Italiane SpA	2,213	23,427
Koninklijke KPN NV	26,390	111,779
Nippon Telegraph & Telephone Corp.	202,742	195,944
Orange SA	12,635	163,675
Singapore Telecommunications Ltd.	50,450	127,959
Swisscom AG (REG)(a)	176	101,420
Telecom Italia SpA/Milano(a)	67,611	22,839
Telefonica SA	26,933	126,945
Telenor ASA	4,179	59,713
Telia Co. AB	16,011	57,804
Telstra Group Ltd.	27,448	72,512
Verizon Communications, Inc.	29,601	1,342,701
Washington H Soul Pattinson & Co., Ltd.(b)	1,622	35,341

		6,276,429

Entertainment – 1.0%
Bollore SE	4,838	28,343
Capcom Co., Ltd.	2,319	57,237
CTS Eventim AG & Co. KGaA	423	42,436
Electronic Arts, Inc.	1,668	241,059
Konami Group Corp.	672	79,351
Live Nation Entertainment, Inc.(a)	1,103	144,030
Netflix, Inc.(a)	3,008	2,805,050
Nexon Co., Ltd.	2,252	30,844

Company	Shares	U.S. $ Value

Nintendo Co., Ltd.	7,455	$506,774
Sea Ltd. (ADR)(a)	2,486	324,398
Spotify Technology SA(a)	1,046	575,331
Take-Two Interactive Software, Inc.(a)	1,154	239,167
TKO Group Holdings, Inc.	468	71,515
Toho Co., Ltd./Tokyo	749	37,218
Universal Music Group NV(a) (b)	5,586	154,246
Walt Disney Co. (The)	12,712	1,254,674
Warner Bros Discovery, Inc.(a)	15,697	168,429

		6,760,102

Interactive Media & Services – 3.1%
Alphabet, Inc. - Class A	41,015	6,342,560
Alphabet, Inc. - Class C	33,241	5,193,242
Auto Trader Group PLC	6,029	58,298
CAR Group Ltd.	2,563	51,082
LY Corp.	19,394	65,671
Match Group, Inc.	1,766	55,099
Meta Platforms, Inc. - Class A	15,398	8,874,791
REA Group Ltd.(b)	359	49,809
Scout24 SE	509	53,304

		20,743,856

Media – 0.1%
Dentsu Group, Inc.	1,356	29,947
Fox Corp. - Class A	1,532	86,711
Fox Corp. - Class B	928	48,915
Informa PLC	9,027	90,513
Interpublic Group of Cos., Inc. (The)	2,619	71,132
News Corp. - Class A	2,658	72,351
News Corp. - Class B	785	23,840
Omnicom Group, Inc.	1,382	114,582
Paramount Global - Class B	4,183	50,029
Publicis Groupe SA(a)	1,553	146,523
WPP PLC	7,322	55,640

		790,183

Wireless Telecommunication Services – 0.3%
KDDI Corp.	20,742	327,634
SoftBank Corp.	194,170	270,862
SoftBank Group Corp.	6,488	331,861
T-Mobile US, Inc.	3,372	899,346
Tele2 AB - Class B(b)	3,710	50,030
Vodafone Group PLC	137,984	129,652

		2,009,385

		36,579,955

Consumer Staples – 4.4%
Beverages – 0.9%
Anheuser-Busch InBev SA/NV	6,099	374,975
Asahi Group Holdings Ltd.	9,772	124,853
Brown-Forman Corp. - Class B	1,281	43,477
Carlsberg AS - Class B	648	82,022
Coca-Cola Co. (The)	27,225	1,949,855
Coca-Cola Europacific Partners PLC	1,406	122,364
Coca-Cola HBC AG(a)	1,475	66,802

Company	Shares	U.S. $ Value

Constellation Brands, Inc. - Class A	1,093	$200,587
Davide Campari-Milano NV(b)	4,177	24,552
Diageo PLC	15,327	400,535
Heineken Holding NV	880	63,689
Heineken NV	1,954	159,330
Keurig Dr. Pepper, Inc.	8,395	287,277
Kirin Holdings Co., Ltd.	5,300	73,438
Molson Coors Beverage Co. - Class B	1,211	73,714
Monster Beverage Corp.(a)	4,924	288,152
PepsiCo, Inc.	9,644	1,446,021
Pernod Ricard SA	1,369	135,247
Suntory Beverage & Food Ltd.	930	30,682
Treasury Wine Estates Ltd.(b)	5,506	33,759

		5,981,331

Consumer Staples Distribution & Retail – 1.2%
Aeon Co., Ltd.	4,477	112,283
Carrefour SA	3,681	52,645
Coles Group Ltd.	9,095	111,330
Costco Wholesale Corp.	3,121	2,951,779
Dollar General Corp.	1,546	135,940
Dollar Tree, Inc.(a) (b)	1,421	106,674
J Sainsbury PLC	11,904	36,284
Jeronimo Martins SGPS SA(a)	1,922	40,734
Kesko Oyj - Class B	1,853	37,876
Kobe Bussan Co., Ltd.	1,007	23,445
Koninklijke Ahold Delhaize NV	6,247	233,357
Kroger Co. (The)	4,681	316,857
Marks & Spencer Group PLC	13,923	64,280
MatsukiyoCocokara & Co.	2,297	35,934
Seven & i Holdings Co., Ltd.	15,120	218,951
Sysco Corp.	3,440	258,138
Target Corp.	3,222	336,248
Tesco PLC	45,744	196,804
Walgreens Boots Alliance, Inc.(a)	5,043	56,330
Walmart, Inc.	30,587	2,685,233
Woolworths Group Ltd.(b)	8,289	153,905

		8,165,027

Food Products – 0.8%
Ajinomoto Co., Inc.	6,214	123,023
Archer-Daniels-Midland Co.	3,365	161,554
Associated British Foods PLC	2,226	55,185
Barry Callebaut AG (REG)(b)	24	31,786
Bunge Global SA	939	71,758
Chocoladefabriken Lindt & Spruengli AG	6	81,117
Chocoladefabriken Lindt & Spruengli AG (REG)	1	131,226
Conagra Brands, Inc.	3,356	89,504
Danone SA	4,381	335,082
General Mills, Inc.	3,876	231,746
Hershey Co. (The)	1,039	177,700
Hormel Foods Corp.	2,046	63,303
J M Smucker Co. (The)	748	88,571
JDE Peet’s NV	1,159	25,340
Kellanova	1,891	155,989
Kerry Group PLC - Class A	1,015	106,285
Kikkoman Corp.	4,642	44,780
Kraft Heinz Co. (The)	6,134	186,658

Company	Shares	U.S. $ Value

Lamb Weston Holdings, Inc.	1,003	$53,460
Lotus Bakeries NV(b)	3	26,670
McCormick & Co., Inc./MD	1,776	146,182
MEIJI Holdings Co., Ltd.	1,671	36,207
Mondelez International, Inc. - Class A	9,095	617,096
Mowi ASA	3,159	58,560
Nestle SA (REG)	17,793	1,798,100
Nissin Foods Holdings Co., Ltd.	1,342	27,391
Orkla ASA	4,757	52,167
Salmar ASA	448	21,538
The Campbell’s Co.	1,383	55,209
Tyson Foods, Inc. - Class A	2,012	128,386
WH Group Ltd. - Class H	56,829	52,181
Wilmar International Ltd.	12,860	31,888
Yakult Honsha Co., Ltd.	1,717	32,672

		5,298,314

Household Products – 0.7%
Church & Dwight Co., Inc.	1,730	190,456
Clorox Co. (The)	866	127,519
Colgate-Palmolive Co.	5,706	534,652
Essity AB - Class B	4,141	117,651
Henkel AG & Co. KGaA	705	50,792
Henkel AG & Co. KGaA (Preference Shares)	1,149	91,423
Kimberly-Clark Corp.	2,332	331,657
Procter & Gamble Co. (The)	16,488	2,809,885
Reckitt Benckiser Group PLC	4,655	314,773
Unicharm Corp.	7,603	60,556

		4,629,364

Personal Care Products – 0.3%
Beiersdorf AG	673	86,941
Estee Lauder Cos., Inc. (The) - Class A	1,647	108,702
Kao Corp.	3,118	134,968
Kenvue, Inc.	13,481	323,275
L’Oreal SA	1,633	606,974
Shiseido Co., Ltd.	2,677	50,769
Unilever PLC	16,973	1,012,728

		2,324,357

Tobacco – 0.5%
Altria Group, Inc.	11,917	715,258
British American Tobacco PLC	13,494	553,582
Imperial Brands PLC(a)	5,381	199,107
Japan Tobacco, Inc.	8,133	223,545
Philip Morris International, Inc.	10,933	1,735,395

		3,426,887

		29,825,280

Energy – 2.5%
Energy Equipment & Services – 0.2%
Baker Hughes Co.	6,962	305,980
Halliburton Co.	6,104	154,858
Schlumberger NV	9,850	411,730
Tenaris SA	2,804	54,871

		927,439

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 2.3%
Aker BP ASA	2,145	$50,856
APA Corp.	2,601	54,673
BP PLC	109,482	614,353
Chevron Corp.	11,752	1,965,992
ConocoPhillips	8,971	942,134
Coterra Energy, Inc.	5,178	149,644
Devon Energy Corp.	4,619	172,751
Diamondback Energy, Inc.	1,314	210,082
ENEOS Holdings, Inc.	18,488	97,506
Eni SpA	14,488	224,079
EOG Resources, Inc.	3,955	507,189
EQT Corp.	4,196	224,192
Equinor ASA	5,685	150,134
Expand Energy Corp.	1,479	164,642
Exxon Mobil Corp.	30,608	3,640,209
Galp Energia SGPS SA(a)	2,832	49,617
Hess Corp.	1,943	310,355
Idemitsu Kosan Co., Ltd.	6,126	43,331
Inpex Corp.	6,021	83,516
Kinder Morgan, Inc.	13,593	387,808
Marathon Petroleum Corp.	2,222	323,723
Neste Oyj(b)	2,871	26,555
Occidental Petroleum Corp.	4,751	234,509
OMV AG	999	51,445
ONEOK, Inc.	4,363	432,897
Phillips 66	2,904	358,586
Repsol SA	7,854	104,282
Santos Ltd.	22,038	92,349
Shell PLC	41,395	1,506,790
Targa Resources Corp.	1,533	307,320
Texas Pacific Land Corp.	132	174,899
TotalEnergies SE	14,655	944,265
Valero Energy Corp.	2,226	293,988
Williams Cos., Inc. (The)	8,571	512,203
Woodside Energy Group Ltd.(b) (d)	12,885	187,192

		15,594,066

		16,521,505

Materials – 2.0%
Chemicals – 1.1%
Air Liquide SA	3,927	745,914
Air Products & Chemicals, Inc.	1,564	461,255
Akzo Nobel NV	1,159	71,378
Albemarle Corp.(b)	827	59,561
Arkema SA	387	29,633
Asahi Kasei Corp.	8,498	59,577
BASF SE	6,057	303,630
CF Industries Holdings, Inc.	1,224	95,656
Corteva, Inc.	4,820	303,323
Covestro AG(a)	1,219	78,295
Croda International PLC	900	34,192
Dow, Inc.	4,949	172,819
DSM-Firmenich AG	1,262	124,936
DuPont de Nemours, Inc.	2,940	219,559
Eastman Chemical Co.	810	71,369
Ecolab, Inc.	1,772	449,237
EMS-Chemie Holding AG(a)	48	32,704

Company	Shares	U.S. $ Value

Evonik Industries AG	1,739	$37,700
Givaudan SA (REG)	63	270,458
ICL Group Ltd.	5,254	29,838
IMCD NV	401	53,366
International Flavors & Fragrances, Inc.	1,807	140,241
Linde PLC	3,348	1,558,963
LyondellBasell Industries NV - Class A	1,823	128,339
Mitsubishi Chemical Group Corp.	9,175	45,338
Mosaic Co. (The)	2,234	60,340
Nippon Paint Holdings Co., Ltd.	6,447	48,414
Nippon Sanso Holdings Corp.	1,159	35,158
Nitto Denko Corp.	4,830	89,338
Novonesis (Novozymes) B - Class B	2,391	139,219
PPG Industries, Inc.	1,631	178,350
Sherwin-Williams Co. (The)	1,629	568,830
Shin-Etsu Chemical Co., Ltd.	12,160	346,987
Sika AG (REG)(a)	1,035	252,110
Syensqo SA(a)	500	34,121
Symrise AG	901	93,410
Toray Industries, Inc.	9,383	64,123
Yara International ASA	1,124	33,906

		7,521,587

Construction Materials – 0.2%
Heidelberg Materials AG	927	159,794
Holcim AG(a)	3,537	380,627
James Hardie Industries PLC(a)	2,917	69,612
Martin Marietta Materials, Inc.	430	205,596
Vulcan Materials Co.	929	216,736

		1,032,365

Containers & Packaging – 0.1%
Amcor PLC	10,163	98,581
Avery Dennison Corp.	565	100,553
Ball Corp.	2,098	109,243
International Paper Co.	3,707	197,768
Packaging Corp. of America	627	124,159
SIG Group AG(a)	2,075	38,365
Smurfit WestRock PLC	3,477	156,674

		825,343

Metals & Mining – 0.6%
Anglo American PLC	8,623	241,689
Antofagasta PLC	2,676	58,261
ArcelorMittal SA	3,183	91,946
BHP Group Ltd.	34,458	836,059
BlueScope Steel Ltd.(b)	2,977	39,874
Boliden AB(a)	1,856	60,900
Fortescue Ltd.(b)	11,491	111,222
Freeport-McMoRan, Inc.	10,105	382,575
Glencore PLC(a)	70,374	257,578
JFE Holdings, Inc.	3,952	48,517
Newmont Corp.	8,005	386,481
Nippon Steel Corp.	6,596	141,161
Norsk Hydro ASA	9,544	55,174
Northern Star Resources Ltd.	7,768	89,683
Nucor Corp.	1,651	198,681

Company	Shares	U.S. $ Value

Rio Tinto Ltd.(b)	2,519	$182,778
Rio Tinto PLC	7,656	459,438
South32 Ltd.	30,660	61,766
Steel Dynamics, Inc.	996	124,580
Sumitomo Metal Mining Co., Ltd.	1,654	36,154

		3,864,517

Paper & Forest Products – 0.0%
Holmen AB - Class B(b)	517	20,474
Mondi PLC	2,996	44,692
Stora Enso Oyj - Class R	3,952	37,450
Svenska Cellulosa AB SCA - Class B	4,118	54,334
UPM-Kymmene Oyj(b)	3,622	97,172

		254,122

		13,497,934

Utilities – 1.8%
Electric Utilities – 1.1%
Acciona SA(a)	168	21,988
Alliant Energy Corp.	1,804	116,087
American Electric Power Co., Inc.	3,749	409,653
BKW AG	143	25,011
Chubu Electric Power Co., Inc.	4,413	47,847
CK Infrastructure Holdings Ltd. - Class H	4,216	25,243
CLP Holdings Ltd. - Class H	10,993	89,492
Constellation Energy Corp.	2,200	443,586
Contact Energy Ltd.	5,414	28,191
Duke Energy Corp.	5,456	665,468
Edison International	2,722	160,380
EDP SA	21,299	71,671
Endesa SA	2,156	57,117
Enel SpA	55,206	447,528
Entergy Corp.	3,015	257,752
Evergy, Inc.	1,617	111,492
Eversource Energy	2,579	160,182
Exelon Corp.	7,068	325,694
FirstEnergy Corp.	3,607	145,795
Fortum Oyj(b)	3,045	49,863
Iberdrola SA	39,569	638,963
Kansai Electric Power Co., Inc. (The)	6,413	76,110
NextEra Energy, Inc.	14,460	1,025,069
NRG Energy, Inc.	1,424	135,935
Origin Energy Ltd.	11,693	77,377
PG&E Corp.	15,424	264,984
Pinnacle West Capital Corp.	799	76,105
Power Assets Holdings Ltd. - Class H	9,273	55,532
PPL Corp.	5,191	187,447
Redeia Corp. SA	2,754	55,276
Southern Co. (The)	7,704	708,383
SSE PLC	7,488	154,241
Terna - Rete Elettrica Nazionale	9,550	86,306
Verbund AG	462	32,696
Xcel Energy, Inc.	4,038	285,850

		7,520,314

Company	Shares	U.S. $ Value

Gas Utilities – 0.1%
APA Group(b)	8,788	$43,534
Atmos Energy Corp.	1,116	172,511
Hong Kong & China Gas Co., Ltd. - Class H	75,951	65,361
Osaka Gas Co., Ltd.	2,469	55,867
Snam SpA	13,686	70,960
Tokyo Gas Co., Ltd.	2,412	76,727

		484,960

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	5,000	62,100
EDP Renovaveis SA	2,117	17,638
Meridian Energy Ltd.	8,842	28,112
Orsted AS(a)	1,141	49,829
RWE AG	4,290	153,172
Vistra Corp.	2,392	280,917

		591,768

Multi-Utilities – 0.5%
Ameren Corp.	1,898	190,559
CenterPoint Energy, Inc.	4,583	166,042
Centrica PLC	34,463	66,729
CMS Energy Corp.	2,101	157,806
Consolidated Edison, Inc.	2,436	269,397
Dominion Energy, Inc.	5,907	331,206
DTE Energy Co.	1,457	201,459
E.ON SE	15,236	229,983
Engie SA	12,395	241,527
National Grid PLC	33,206	433,146
NiSource, Inc.	3,304	132,457
Public Service Enterprise Group, Inc.	3,503	288,297
Sembcorp Industries Ltd.	5,983	28,000
Sempra	4,454	317,838
Veolia Environnement SA	4,775	164,221
WEC Energy Group, Inc.	2,234	243,461

		3,462,128

Water Utilities – 0.0%
American Water Works Co., Inc.	1,370	202,102
Severn Trent PLC	1,834	60,041
United Utilities Group PLC	4,628	60,386

		322,529

		12,381,699

Real Estate – 1.5%
Diversified REITs – 0.0%
Covivio SA/France	379	21,215
GPT Group (The)(b)	12,999	35,654
Land Securities Group PLC	4,802	34,226
Stockland	16,200	49,986

		141,081

Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	1,083	100,188
Healthpeak Properties, Inc.	4,919	99,462
Ventas, Inc.	3,074	211,368
Welltower, Inc.	4,284	656,352

		1,067,370

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	4,915	$69,842

Industrial REITs – 0.2%
CapitaLand Ascendas REIT(a)	25,020	49,436
Goodman Group	13,783	247,358
Prologis, Inc.	6,517	728,535
Segro PLC	8,723	78,017

		1,103,346

Office REITs – 0.0%
BXP, Inc.	1,023	68,735
Gecina SA	303	28,432
Nippon Building Fund, Inc.	52	44,168

		141,335

Real Estate Management & Development – 0.3%
Azrieli Group Ltd.	288	19,438
CapitaLand Investment Ltd./Singapore	15,674	31,701
CBRE Group, Inc. - Class A(a)	2,078	271,761
CK Asset Holdings Ltd. - Class H	12,887	52,140
CoStar Group, Inc.(a)	2,963	234,759
Daito Trust Construction Co., Ltd.	392	40,111
Daiwa House Industry Co., Ltd.	3,851	127,370
Fastighets AB Balder - Class B(a) (b)	4,872	30,487
Henderson Land Development Co., Ltd. - Class H	9,723	27,966
Hongkong Land Holdings Ltd.	7,486	32,340
Hulic Co., Ltd.	3,170	30,430
LEG Immobilien SE	505	35,696
Mitsubishi Estate Co., Ltd.	7,259	118,655
Mitsui Fudosan Co., Ltd.	17,975	160,967
Sagax AB - Class B	1,491	31,283
Sino Land Co., Ltd. - Class H	28,057	28,086
Sumitomo Realty & Development Co., Ltd.	2,112	79,355
Sun Hung Kai Properties Ltd. - Class H	9,699	92,409
Swiss Prime Site AG (REG)(a)	525	64,427
Unibail-Rodamco-Westfield	823	69,387
Vonovia SE	5,025	135,224
Wharf Holdings Ltd. (The) - Class H(b)	7,160	17,004
Wharf Real Estate Investment Co., Ltd. - Class H	11,179	27,144

		1,758,140

Residential REITs – 0.1%
AvalonBay Communities, Inc.	999	214,405
Camden Property Trust	750	91,725
Equity Residential	2,403	172,007
Essex Property Trust, Inc.	452	138,570
Invitation Homes, Inc.	4,006	139,609
Mid-America Apartment Communities, Inc.	822	137,751
UDR, Inc.	2,117	95,625

		989,692

Retail REITs – 0.2%
CapitaLand Integrated Commercial Trust(a)	39,468	61,331
Federal Realty Investment Trust	542	53,018
Kimco Realty Corp.	4,778	101,485

Company	Shares		U.S. $ Value

Klepierre SA(a)		1,460	$48,869
Link REIT - Class H		17,596	82,458
Realty Income Corp.		6,154	356,994
Regency Centers Corp.		1,148	84,676
Scentre Group		35,305	74,698
Simon Property Group, Inc.		2,157	358,235
Vicinity Ltd.		26,257	36,358

			1,258,122

Specialized REITs – 0.5%
American Tower Corp.		3,286	715,034
Crown Castle, Inc.		3,056	318,527
Digital Realty Trust, Inc.		2,225	318,820
Equinix, Inc.		684	557,699
Extra Space Storage, Inc.		1,491	221,399
Iron Mountain, Inc.		2,065	177,673
Public Storage		1,108	331,613
SBA Communications Corp.		756	166,327
VICI Properties, Inc.		7,412	241,779
Weyerhaeuser Co.		5,102	149,387

			3,198,258

			9,727,186

Total Common Stocks (cost $358,202,298)			450,156,704

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 2.8%
Japan – 2.8%
Japan Government Ten Year Bond Series 374 0.80%, 03/20/2034	JPY	1,260,000	7,980,868
Japan Government Twenty Year Bond Series 188 1.60%, 03/20/2044		1,367,000	8,308,997
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		504,000	2,890,969

Total Governments - Treasuries (cost $19,494,057)			19,180,834

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.2%
Options on Equity Indices – 0.2%
Euro STOXX 50 Price EUR Index Expiration: Apr 2025; Contracts: 293; Exercise Price: EUR 5,275.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	15,455,750	328,543
FTSE 100 Index Expiration: Apr 2025; Contracts: 69; Exercise Price: GBP 8,450.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	5,830,500	40,555

	Notional Amount		U.S. $ Value

Nikkei 225 Index Expiration: Apr 2025; Contracts: 44; Exercise Price: JPY 36,000.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	1,584,000,000	$276,485
S&P 500 Index Expiration: Apr 2025; Contracts: 186; Exercise Price: USD 5,490.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	102,114,000	1,031,370

Total Purchased Options - Puts (premiums paid $1,588,297)			1,676,953

	Shares

SHORT-TERM INVESTMENTS – 28.5%
Investment Companies – 28.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(e) (f) (g) (cost $192,479,994)		192,479,994	192,479,994

Total Investments Before Security Lending Collateral for Securities Loaned – 98.1% (cost $571,764,646)			663,494,485

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(e) (f) (g) (cost $534,482)		534,482	534,482

Total Investments – 98.2% (cost $572,299,128)(h)			664,028,967
Other assets less liabilities – 1.8%			12,019,354

Net Assets – 100.0%			$676,048,321

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Canadian 10 Yr Bond Futures	85	June 2025	$7,333,136	$108,539
Euro STOXX 50 Index Futures	3	June 2025	168,326	(4,871)
Euro-BTP Futures	119	June 2025	15,121,846	(303,622)
Euro-Bund Futures	110	June 2025	15,323,422	(314,158)
Euro-OAT Futures	134	June 2025	17,777,064	(353,723)
FTSE 100 Index Futures	13	June 2025	1,442,832	(6,366)
Long Gilt Futures	192	June 2025	22,740,575	(128,678)
MSCI EAFE Futures	3	June 2025	362,445	(7,772)
OMXS 30 Index Futures	13	April 2025	320,157	(25,186)
S&P Mid 400 E-Mini Futures	13	June 2025	3,820,180	53,930
S&P/TSX 60 Index Futures	40	June 2025	8,325,493	164,346
SPI 200 Futures	6	June 2025	738,292	(2,260)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
TOPIX Index Futures	27	June 2025	$4,791,919	$(22,203)
U.S. Long Bond (CBT) Futures	262	June 2025	30,727,688	322,941
U.S. T-Note 2 Yr (CBT) Futures	97	June 2025	20,095,672	140,068
U.S. T-Note 5 Yr (CBT) Futures	710	June 2025	76,790,938	1,147,090
U.S. Ultra Bond (CBT) Futures	118	June 2025	14,425,500	110,409
Sold Contracts
MSCI Singapore ETS Index Futures	11	April 2025	319,099	2,644
Nikkei 225 (CME) Futures	29	June 2025	5,238,850	118,436
S&P 500 E-Mini Futures	130	June 2025	36,746,125	340,098
U.S. 10 Yr Ultra Futures	69	June 2025	7,874,625	(159,678)
U.S. T-Note 10 Yr (CBT) Futures	62	June 2025	6,895,563	(113,449)

				$1,066,535

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	AUD	7,281	USD	4,510		04/09/2025	$(39,804)
Bank of America NA	CHF	7,416	USD	8,378		05/09/2025	(42,062)
Bank of America NA	SGD	1,930	USD	1,428		05/09/2025	(11,435)
Bank of America NA	GBP	14,227	USD	18,386		05/16/2025	9,179
Bank of America NA	USD	10	TWD	331		05/23/2025	(188)
Barclays Capital, Inc.	SEK	40,747	USD	3,680		04/16/2025	(377,255)
Citibank NA	JPY	5,857,252	USD	38,902		04/24/2025	(244,886)
Deutsche Bank AG	USD	2	KRW	2,942		04/17/2025	(15)
Deutsche Bank AG	USD	14,406	EUR	13,534		05/09/2025	257,539
Morgan Stanley Capital Services, Inc.	USD	2,415	CAD	3,512		04/11/2025	26,253
Morgan Stanley Capital Services, Inc.	EUR	36,895	USD	38,939		05/09/2025	(1,036,463)
NatWest Markets PLC	EUR	1,720	USD	1,865		05/09/2025	1,937
State Street Bank & Trust Co.	NZD	310	USD	173		04/09/2025	(3,495)
State Street Bank & Trust Co.	NOK	7,823	USD	682		04/16/2025	(61,129)
State Street Bank & Trust Co.	USD	1,739	SEK	18,130		04/16/2025	65,729
State Street Bank & Trust Co.	CNH	2	USD	0	**	06/05/2025	1
UBS	USD	1,643	CHF	1,450		05/09/2025	3,003

							$(1,453,091)

PUT WRITTEN OPTIONS

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Price EUR Index (i)	Morgan Stanley & Co., Inc.	293	EUR	5,025.00	April 2025	EUR	14,723	$61,977	$(88,551)
FTSE 100 Index (i)	Morgan Stanley & Co., Inc.	69	GBP	8,100.00	April 2025	GBP	5,589	14,580	(8,468)
Nikkei 225 Index (j)	Morgan Stanley & Co., Inc.	44	JPY	34,500.00	April 2025	JPY	1,518,000	52,926	(105,607)
S&P 500 Index (k)	Morgan Stanley & Co., Inc.	186	USD	5,220.00	April 2025	USD	97,092	387,822	(282,720)

								$517,305	$(485,346)

**	Contract amount less than 500.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $133,305 or 0.0% of net assets.

(d)	Fair valued by the Adviser.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $126,037,983 and gross unrealized depreciation of investments was $(35,180,046), resulting in net unrealized appreciation of $90,857,937.

(i)	One contract relates to 10 shares.
(j)	One contract relates to 1000 shares.
(k)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

March 31, 2025 (unaudited)

51.2%	United States
6.7%	Japan
2.3%	United Kingdom
1.9%	France
1.8%	Germany
1.4%	Switzerland
1.2%	Australia
0.7%	Netherlands
0.6%	Sweden
0.5%	Spain
0.5%	Italy
0.4%	Denmark
0.3%	Hong Kong
1.5%	Other
29.0%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Austria, Belgium, Brazil, Chile, China, Eurozone, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Poland, Portugal, Singapore, South Africa and South Korea.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$99,430,568	$8,997,112	$—	$108,427,680
Financials	49,201,419	27,176,230	—	76,377,649
Health Care	37,545,917	13,913,540	—	51,459,457
Industrials	28,612,793	20,259,503	—	48,872,296
Consumer Discretionary	34,522,311	11,963,752	—	46,486,063
Communication Services	31,833,477	4,746,478	—	36,579,955
Consumer Staples	20,439,502	9,385,778	—	29,825,280
Energy	12,240,364	4,281,141	—	16,521,505
Materials	7,118,222	6,379,712	—	13,497,934
Utilities	9,357,270	3,024,429	—	12,381,699
Real Estate	7,707,359	2,019,827	—	9,727,186
Governments - Treasuries	—	19,180,834	—	19,180,834
Purchased Options - Puts	—	1,676,953	—	1,676,953
Short-Term Investments	192,479,994	—	—	192,479,994
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	534,482	—	—	534,482

Total Investments in Securities	531,023,678	133,005,289	—	664,028,967
Other Financial Instruments(a):
Assets:
Futures	2,508,501	—	—	2,508,501
Forward Currency Exchange Contracts	—	363,641	—	363,641
Liabilities:
Futures	(1,441,966)	—	—	(1,441,966)
Forward Currency Exchange Contracts	—	(1,816,732)	—	(1,816,732)
Put Written Options	—	(485,346)	—	(485,346)

Total	$532,090,213	$131,066,852	$—	$663,157,065

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$223,885	$14,773	$46,178	$192,480	$2,150
AB Government Money Market Portfolio*	2,321	5,496	7,283	534	20
Total	$226,206	$20,269	$53,461	$193,014	$2,170

*	Investments of cash collateral for securities lending transactions.